Regulatory Capital	12 Months Ended
Oct. 31, 2023
Regulatory Capital
Regulatory Capital
NOTE 31:  REGULATORY CAPITAL
The Bank manages its capital under guidelines established by OSFI. The regulatory capital guidelines measure capital in relation to credit, trading market, and operational risks. The Bank has various capital policies, procedures, and controls which it utilizes to achieve its goals and objectives.
The Bank’s capital management objectives are:
•	To be an appropriately capitalized financial institution as determined by:
–	the Bank’s Risk Appetite Statement;
–	capital requirements defined by relevant regulatory authorities; and
–	the Bank’s internal assessment of capital requirements, including stress test analysis, consistent with the Bank’s risk profile and risk tolerance levels.
•	To have the most economic weighted-average cost of capital achievable, while preserving the appropriate mix of capital elements to meet targeted capitalization levels.
•	To ensure ready access to sources of appropriate capital, at reasonable cost, in order to:
–	insulate the Bank from unexpected loss events; and
–	support and facilitate business growth and/or acquisitions consistent with the Bank’s strategy and risk appetite.
•	To support strong external debt ratings, in order to manage the Bank’s overall cost of funds and to maintain access to required funding.
These objectives are applied in a manner consistent with the Bank’s overall objective of providing a satisfactory return on shareholders’ equity.

Basel III Capital Framework
Capital requirements of the Basel Committee on Banking Supervision are commonly referred to as Basel III. Under Basel III, Total Capital consists of three components, namely Common Equity Tier 1 (CET1), Additional Tier 1, and Tier 2 Capital. Risk sensitive regulatory capital ratios are calculated by dividing CET1, Tier 1, and Total Capital by risk-weighted assets (RWA), inclusive of any minimum requirements outlined under the regulatory floor. In 2015, Basel III also implemented a non-risk
sensitive leverage ratio to act as a supplementary measure to the risk-sensitive capital requirements. The objective of the leverage ratio is to constrain the build-up
of excess leverage in the banking sector. The leverage ratio is calculated by dividing Tier 1 Capital by leverage exposure which is primarily comprised of on-balance
sheet assets with adjustments made to derivative and securities financing transaction exposures, and credit equivalent amounts of off-balance
sheet exposures.
Capital Position and Capital Ratios
The Basel framework allows qualifying banks to determine capital levels consistent with the way they measure, manage, and mitigate risks. It specifies methodologies for the measurement of credit, trading market, and operational risks. The Bank uses the Internal Ratings-Based approaches to credit risk for all material portfolios.
For accounting purposes, IFRS is followed for consolidation of subsidiaries and joint ventures. For regulatory capital purposes, all subsidiaries of the Bank are consolidated except for insurance subsidiaries which are deconsolidated and follow prescribed treatment per OSFI’s CAR guidelines. Insurance subsidiaries are subject to their own capital adequacy reporting, such as OSFI’s Minimum Capital Test for General Insurance and Life Insurance Capital Adequacy Test for Life and Health.
Some of the Bank’s subsidiaries are individually regulated by either OSFI or other regulators. Many of these entities have minimum capital requirements which may limit the Bank’s ability to extract capital or funds for other uses.
Canadian banks designated as domestic systemically important bank
(D-SIBs)
are required to comply with OSFI’s minimum targets for risk-based and leverage ratios. The minimum targets include a D-SIB surcharge and Domestic Stability Buffer (DSB) for CET1, Tier 1, Total Capital and risk-based Total Loss Absorbing Capacity (TLAC) ratios. The DSB level was increased to 3% as of February 1, 2023, which sets these minimum target ratios at 11%, 12.5%, 14.5% and 24.5%, respectively. Also on February 1, 2023, OSFI announced revisions to the Leverage Requirements Guideline to introduce a requirement for
D-SIBs
to hold a leverage ratio buffer of 0.50% in addition to the existing minimum requirement. This sets the minimum targets for leverage and TLAC leverage ratios at 3.5% and 7.25%, respectively.
OSFI announced that the DSB level will be set at 3.5%, effective November 1, 2023. The minimum target will increase commensurately to applicable ratios.
The Bank complied with all minimum risk-based and leverage ratios requirements set by OSFI in the 2023 fiscal year.
The following table summarizes the Bank’s regulatory capital position as at October 31, 2023 and October 31, 2022.

Regulatory Capital Position
(millions of Canadian dollars, except as noted)	As at
	October 31 2023	October 31 2022
Capital
Common Equity Tier 1 Capital	$82,317	$83,671
Tier 1 Capital	92,752	94,445
Total Capital	103,648	107,175
Risk-weighted assets used in the calculation of capital ratios	571,161	517,048
Capital and leverage ratios
Common Equity Tier 1 Capital ratio	14.4%	16.2%
Tier 1 Capital ratio	16.2	18.3
Total Capital ratio	18.1	20.7
Leverage ratio	4.4	4.9
TLAC Ratio	32.7	35.2

TLAC Leverage Ratio	8.9	9.4